Business Combination and Integration	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS AND INTEGRATION [Abstract]
Business Combination and Integration

On June 1, 2010, Invesco acquired from Morgan Stanley its retail asset management business, including Van Kampen Investments (the "acquired business" or the "acquisition"), in exchange for an aggregate of 30.9 million shares of common stock and participating preferred stock on an as converted (which converted in November 2010) basis, which had a total fair value of $567.8 million, and $770.0 million in cash. The share issuance portion of the acquisition consideration represents a non-cash financing activity related to the statement of cash flows.

During the year ended December 31, 2012, the company incurred $8.2 million (2011: $29.4 million, 2010: $150.0 million) of transaction and integration costs ($5.1 million, $18.2 million and $103.1 million net of taxation, respectively). Transaction and integration costs include charges related to prior acquisitions and do not represent ongoing costs of the fully integrated combined organization. They include legal, regulatory, advisory, valuation, integration-related employee incentive awards and other professional or consulting fees, general and administrative costs, including travel costs related to the transaction and the costs of temporary staff involved in executing the transaction, and post-closing costs of integrating the acquired business into the company's existing operations including incremental costs associated with achieving synergy savings. Additionally, transaction and integration expenses include legal costs related to the defense of auction rate preferred securities complaints raised in the pre-acquisition period with respect to various closed-end funds included in the acquisition obtained as part of the acquired business. See Note 19, “Commitments and Contingencies” for additional information. The following table presents acquisition-related and integration-related charges incurred during the period.

	For the year ended December 31,
$ in millions	2012	2011	2010
Acquisition-related charges	—	—	5.7
Integration-related charges:
Staff costs	0.1	2.8	39.1
Technology, contractor and related costs	0.6	11.0	53.4
Professional services	7.5	15.6	51.8
Total integration-related charges	8.2	29.4	144.3
Total transaction and integration charges	8.2	29.4	150.0